UNIT-BASED COMPENSATION - Cash-settled BPY Awards by Expiry Date (Details) - Cash-Settled Share-Based Payment Arrangement	Jun. 30, 2018 ft²	Jun. 30, 2018 USD ($)	Jun. 30, 2018 shares	Dec. 31, 2017 ft²	Dec. 31, 2017 USD ($)	Dec. 31, 2017 shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	7,386,616		7,386,616	7,144,871		7,144,871	7,377,042
Weighted average exercise price (in dollars per share)		$ 20.40			$ 20.30		$ 20.28
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²	69,000			69,000
Weighted average exercise price (in dollars per share)		13.07			13.07
2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²	172,800			172,800
Weighted average exercise price (in dollars per share)		17.44			17.44
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²	515,800			515,800
Weighted average exercise price (in dollars per share)		18.09			18.09
2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²	519,000			519,000
Weighted average exercise price (in dollars per share)		16.80			16.80
2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²	4,278,663			4,330,286
Weighted average exercise price (in dollars per share)		20.59			20.59
2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²	859,059			695,376
Weighted average exercise price (in dollars per share)		25.18			25.18
2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²	972,294			842,609
Weighted average exercise price (in dollars per share)		$ 19.51			$ 19.51